UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Northwest Investment Counselors LLC

   Address:               340 Oswego Pte Drive, Ste 104
                          Lake Oswego, OR 97034

   Form 13F File Number:  028-13022


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Matthew J.N. Roehr

   Title:                 Chief Compliance Officer

   Phone:                 971.404.0184

   Signature, Place, and Date of Signing:

     /s/ Matthew J.N. Roehr      Lake Oswego, OR             10/17/2008
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                107

Form 13F Information Value Total (thousands):     $100,546


List of Other Included Managers: NONE

                          Form 13F-HR Information Table

                            TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
3M Company              COM                     88579Y101     963     14095   SH             Sole               14095
Abbott Labs             COM                     002824100    1081     18781   SH             Sole               18781
Administaff             COM                     007094105     242      8882   SH             Sole                8882
ADP                     COM                     053015103    1516     35473   SH             Sole               35473
Advent Software         COM                     007974108     312      8850   SH             Sole                8850
Amgen                   COM                     031162100    1039     17524   SH             Sole               17524
Anheuser Busch          COM                     035229103     954     14710   SH             Sole               14710
AutoZone Inc.           COM                     053332102    1483     12024   SH             Sole               12024
Avery Dennison          COM                     053611109     556     12508   SH             Sole               12508
Bank of America         COM                     060505104     777     22210   SH             Sole               22210
Bank of New York        COM                     064058100    1939     59519   SH             Sole               59519
Barclays PLC            Sponsored ADR           06738E204     341     13798   SH             Sole               13798
BLDRS  Index FDS TR     Developed Market
                        Index 100 ADR           09348r201    2282    102416   SH             Sole              102416
Boston Private          COM                     101119105     144     16495   SH             Sole               16495
Boston Scientific       COM                     101137107     506     41213   SH             Sole               41213
Bristol-Myers Squibb    COM                     110122108    1008     48352   SH             Sole               48352
Broadridge Fin Sol      COM                     11133T103     216     14028   SH             Sole               14028
Charles Schwab Co.      COM                     808513105    1626     62555   SH             Sole               62555
ChevronTexaco           COM                     166764100     718      8706   SH             Sole                8706
Citigroup               COM                     172967101     268     13064   SH             Sole               13064
Clorox                  COM                     189054109     854     13625   SH             Sole               13625
CME Group Inc.          COM                     12572Q105     370       995   SH             Sole                 995
Coach                   COM                     189754104     373     14879   SH             Sole               14879
Coca Cola Co.           COM                     191216100    1973     37312   SH             Sole               37312
Colgate Palmolive       COM                     194162103    1583     21010   SH             Sole               21010
CoStar Group            COM                     22160N109     348      7675   SH             Sole                7675
Dell Inc.               COM                     24702R101     574     34836   SH             Sole               34836
Diageo PLC              Sponsored ADR           25243Q205     798     11589   SH             Sole               11589
Dionex                  COM                     254546104     410      6456   SH             Sole                6456
Disney (Walt)           COM                     254687106    1000     32594   SH             Sole               32594
DST Systems             COM                     233326107     471      8413   SH             Sole                8413
E*Trade Financial       COM                     269246104      47     16655   SH             Sole               16655
Eaton Vance             COM                     278265103     563     15988   SH             Sole               15988
eBay Inc.               COM                     278642103     895     39979   SH             Sole               39979
Ecolab                  COM                     278865100    1138     23448   SH             Sole               23448
Equifax                 COM                     294429105     621     18031   SH             Sole               18031
Euronet Worldwide       COM                     298736109     226     13511   SH             Sole               13511
Expeditors Int'l        COM                     302130109     275      7880   SH             Sole                7880
Exxon Mobil             COM                     30231G102     678      8726   SH             Sole                8726
Factset Research        COM                     303075105     425      8129   SH             Sole                8129
Fair Isaac              COM                     303250104     281     12191   SH             Sole               12191
Forward Air             COM                     349853101     308     11295   SH             Sole               11295
Franklin Resources      COM                     354613101     815      9244   SH             Sole                9244
General Electric        COM                     369604103    1392     54596   SH             Sole               54596
GlaxoSmithKline PLC     Sponsored ADR           37733W105     577     13279   SH             Sole               13279
Harte-Hanks             COM                     416196103     183     17689   SH             Sole               17689
Home Depot              COM                     437076102     493     19027   SH             Sole               19027
Integra Lifesciences    COM                     457985208     451     10252   SH             Sole               10252
Intel Corp.             COM                     458140100     891     47568   SH             Sole               47568

                            TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
INVESCO                 COM                     46127U104    1316     62727   SH             Sole               62727
Investment Tech. Group  COM                     46145F105     254      8345   SH             Sole                8345
iShares                 1-3 Year Treasury
                        Index                   464287457     912     10914   SH             Sole               10914
iShares                 Lehman Aggregate
                        Index                   464287226    5180     52544   SH             Sole               52544
iShares                 Lehman
                        Intermediate
                        Gov't/Cred              464288612     239      2390   SH             Sole                2390
iShares                 MSCI EAFE Index         464287465    9461    168049   SH             Sole              168049
iShares                 MSCI Emerging Mkt       464287234     225      6576   SH             Sole                6576
iShares                 S&P 500 Index           464287200    2121     18157   SH             Sole               18157
iShares                 Dow Jones Select
                        Dividend Index          464287168    1076     20211   SH             Sole               20211
iShares                 Wilshire 4500
                        Index                   922908652     825     18769   SH             Sole               18769
iShares                 Wilshire REIT
                        Index                   86330E604    2094     30988   SH             Sole               30988
Johnson & Johnson       COM                     478160104    2148     30999   SH             Sole               30999
Kellogg                 COM                     487836108     803     14316   SH             Sole               14316
Kensey Nash             COM                     490057106     309      9835   SH             Sole                9835
Kraft Foods             COM                     50075N104     964     29421   SH             Sole               29421
Laboratory Corp.        COM                     50540R409     648      9323   SH             Sole                9323
Legg Mason              COM                     524901105     374      9825   SH             Sole                9825
LoopNet                 COM                     543524300     213     21671   SH             Sole               21671
Marsh & McLennan        COM                     571748102    1240     39043   SH             Sole               39043
Medtronic               COM                     585055106    1527     30483   SH             Sole               30483
Merck                   COM                     589331107     674     21353   SH             Sole               21353
Merit Medical           COM                     589889104     410     21832   SH             Sole               21832
Mettler-Toledo          COM                     592688105     639      6522   SH             Sole                6522
Microchip Tech.         COM                     595017104     818     27790   SH             Sole               27790
Microsoft               COM                     594918104    1539     57659   SH             Sole               57659
Newell Rubbermaid       COM                     651229106     532     30842   SH             Sole               30842
NIKE Inc.               COM                     654106103    1787     26713   SH             Sole               26713
Nokia Corp.             COM                     654902204     848     45452   SH             Sole               45452
Oracle Corp.            COM                     68389X105    2305    113513   SH             Sole              113513
Paychex                 COM                     704326107     633     19164   SH             Sole               19164
PepsiCo Inc.            COM                     713448108    2273     31894   SH             Sole               31894
Pfizer                  COM                     717081103     713     38693   SH             Sole               38693
PNC Financial           COM                     693475105    1706     22838   SH             Sole               22838
PPG Industries          COM                     693506107     724     12412   SH             Sole               12412
Procter & Gamble        COM                     742718109    1875     26907   SH             Sole               26907
Regis                   COM                     758932107     273      9918   SH             Sole                9918
SEI Investments         COM                     784117103     510     22951   SH             Sole               22951
Sherwin Williams        COM                     824348106     874     15283   SH             Sole               15283
Simpson Manufacturing   COM                     829073105     383     14122   SH             Sole               14122
Sirona Dental           COM                     82966c103     267     11471   SH             Sole               11471
SPDR Index SHS FDS      S&P 500 Index           78462F103     471      4064   SH             Sole                4064
Stanley Works           COM                     854616109     634     15197   SH             Sole               15197
Starbucks               COM                     855244109     358     24099   SH             Sole               24099
SunTrust Banks          COM                     867914103     315      7011   SH             Sole                7011

                            TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
Sysco Foods             COM                     871829107     757     24556   SH             Sole               24556
T. Rowe Price           COM                     74144T108     650     12104   SH             Sole               12104
Texas Instruments       COM                     882508104     540     25121   SH             Sole               25121
Time Warner Inc.        COM                     887317105     758     57849   SH             Sole               57849
Umpqua Bank             COM                     904214103     222     15113   SH             Sole               15113
Unilever PLC            Sponsored ADR           904767704     756     27766   SH             Sole               27766
United Parcel Service   COM                     911312106    1103     17538   SH             Sole               17538
US Bancorp              COM                     902973106     306      8499   SH             Sole                8499
Wal-Mart Stores         COM                     931142103    1240     20705   SH             Sole               20705
Waters                  COM                     941848103     553      9503   SH             Sole                9503
Westamerica Bancorp     COM                     957090103     230      3991   SH             Sole                3991
Western Union           COM                     959802109    1302     52776   SH             Sole               52776
Wilmington Trust        COM                     971807102     498     17290   SH             Sole               17290
Zimmer Holdings         COM                     98956P102    1157     17920   SH             Sole               17920